Stockholders' Deficit - Schedule Of Common Stock Reserved For Future Issuance (Details) shares in Thousands	Dec. 31, 2025 shares
Common Stock Reserved For Future Issuance [Line Items]
Common stock	241,607
Outstanding stock options [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	55,438
Shares available for issuance under equity incentive plan [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	25,709
Common stock warrants [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	65,226	[1]
Earn Out Securities [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	74,998
Cumulative Redeemable Convertible Preferred Stock [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	14,597	[2]
Shares Available For Issuance Under The ESPP [Member]
Common Stock Reserved For Future Issuance [Line Items]
Common stock	5,639

[1]	Common stock warrants include both equity-classified and liability-classified warrants (see Note 11).
[2]	Includes shares issuable for accrued interest paid-in-kind (see Note 12).